Financial Instruments	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
15. Financial Instruments

Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Amounts due from (to) owners and affiliates – The fair value of the non-interest bearing receivables or payables approximates their carrying amounts reported in the consolidated balance sheets since the receivables or payables are to be settled consistent with trade receivables and payables.

Derivative instruments – The fair values of the interest rates swaps are estimated based on the present value of cash flows over the term of the instruments based on the relevant LIBOR interest rate curves, adjusted for the subsidiary’s credit worthiness given the level of collateral provided and the credit worthiness of the counterparty to the derivative.

Advances (shareholder loans) to joint ventures – The fair values of the fixed rate subordinated shareholder loans are estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the joint ventures.

Long-term receivable – The fair value of long-term receivable approximates its carrying amounts reported in the consolidated balance sheet.

Loans and promissory notes due to owners and affiliates – The fair values of the loans and promissory notes approximates their carrying amounts of the accrued commitment fees reported in the consolidated balance sheets since the commitment fees are to be settled in the following month. Refer to note 12.

Lampung, Gallant and Grace facilities – The fair values of the debt are estimated based on the present value of cash flows over the term of the instruments based on the estimated currently available margins, LIBOR interest rates or applicable interest rates as of the balance sheet date for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Revolving credit and seller’s credit due to owners and affiliates – The fair value of the fixed rate debt is estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

The fair value estimates are categorized by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;
Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis.

		As of		As of
		June 30, 2017		December 31, 2016
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$15,452	15,452	18,915	$18,915
Restricted cash	1	25,994	25,994	22,209	22,209
Amounts due from affiliate	2	4,169	4,169	4,237	4,237
Derivative instruments	2	(8,667)	(8,667)	(7,045)	(7,045)
Other:
Advances (shareholder loans) to joint ventures	2	4,623	4,687	7,218	7,355
Current amounts due to owners and affiliates	2	(615)	(615)	(1,374)	(1,374)
Cash designated for acquisition	1	—	—	91,768	91,768
Other long-term receivables	2	—	—	6,195	6,195
Lampung facility	2	(156,266)	(173,700)	(164,851)	(183,585)
Gallant facility	2	(161,044)	(162,081)	(167,797)	(168,889)
Grace facility	2	(185,317)	(185,465)	—	—
Revolving credit and seller’s credit due to owners and affiliates	2	$(54,705)	(56,530)	(43,005)	$(44,098)

Following dialogue with local tax authorities, it was possible to amend a VAT filing reducing the VAT liability on a customer invoice with the result that a credit note was issued for the other long-term receivable of $6,195.

Financing Receivables

The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
Class of Financing Receivables	Credit Quality		June 30,	December 31,
(in thousands of U.S. dollars)	Indicator	Grade	2017	2016
Trade receivable and long-term receivable	Payment activity	Performing	$6,719	$8,283
Amounts due from affiliate	Payment activity	Performing	4,169	4,237
Advances to joint ventures	Payment activity	Performing	$4,623	$7,218